CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended		132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
EXPENSES
Amortization	$ 244,659	$ 304,555	$ 1,134,057
Exploration	985,107	4,906,777	27,394,864
General and administrative	468,938	1,986,604	10,064,552
Options receipts in excess of property value	0	(135,000)	(450,000)
Write-off of mineral property	0	0	26,000
LOSS BEFORE OTHER ITEMS	(1,698,704)	(7,062,936)	(38,169,473)
OTHER ITEMS
Foreign exchange gain (loss)	(93,155)	21,684	495,209
Interest expense	(11,053)	(5,185)	(258,174)
Realized gains on sales of trading securities	21,440	379,363	655,122
Net unrealized loss on trading securities	(193,612)	(805,953)	(952,355)
Other income	342	110,424	1,021,496
Recovery of gold	1,015,203	70,556	10,472,448
Gain on disposal of property	0	0	356,488
Write off of investment	0	0	(25,000)
Provision for contingency	(130,000)	0	(130,000)
Warrant gain (expense)	338,597	(339,589)	(992)
TOTAL OTHER ITEMS	947,762	(568,700)	11,634,242
Consolidated loss and comprehensive loss for the period	(750,942)	(7,631,636)	(26,535,231)
Net loss and comprehensive loss attributable to non-controlling interest	8,849	466,378	981,758
Net loss and comprehensive loss attributable to Xtra-Gold Resources Corp.	$ (742,093)	$ (7,165,258)	$ (25,553,473)
Basic and diluted loss attributable to common shareholders per common share	$ (0.02)	$ (0.16)
Basic and diluted weighted average number of common shares outstanding	46,481,748	44,698,113